Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 30, 2013
Touchstone Money Market Fund (Prospectus Summary) | Touchstone Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Money Market Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock

The Touchstone Money Market Fund (the "Fund") seeks high current income, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Fund Operating Expenses does not correlate to the ratio of net expenses to average net assets shown in the annual report due to a voluntary fee waiver. During the last fiscal year, Touchstone Advisors waived fees or reimbursed certain Fund expenses. Due to the voluntary fee waivers, the Fund's actual ratio of net expenses to average net assets was 0.37%.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests in U.S. government securities and high quality money market instruments rated in one of the top two short-term rating categories or of comparable quality as determined by the Fund's sub-advisor, Fort Washington Investment Advisors, Inc. ("Fort Washington" or "Sub-Advisor"). This is a non-fundamental policy that can be changed by the Fund upon 60 days prior notice to shareholders. The Fund's investments may include:

•  Bank obligations, including certificates of deposit, bankers' acceptances and time deposits

•  U.S. government securities issued directly by the U.S. Treasury or by agencies of the U.S. government

•  Short-term corporate debt securities

•  Short-term municipal securities

•  Variable and floating rate securities

•  Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life of 120 days or less, and it purchases only U.S. dollar-denominated securities with maturities of 397 days or less.

The Fund will hold at least 10% of its total assets in "Daily Liquid Assets" and at least 30% of its total assets in "Weekly Liquid Assets." "Daily Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day. "Weekly Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within 5 business days. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help it maintain a constant share price of $1.00 per share.

Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury, or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

Interest Rate Risk: The yield of the Fund will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interests rate increase and will decrease when interest rates decrease.

Management Risk: Touchstone Advisors, Inc., the Fund's advisor (the "Advisor"), engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk: Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities. This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

As with any money market mutual fund, there is no guarantee that the Fund will achieve its investment goal or maintain a constant share price of $1.00 per share.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury, or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and performance table below illustrate some indication of the risks of investing in the Touchstone Money Market Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1 year, 5 years, and 10 years. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance table below illustrate some indication of the risks of investing in the Touchstone Money Market Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for 1 year, 5 years, and 10 years.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Touchstone Money Market Fund as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads
The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 3rd Quarter 2007	1.31%
Worst Quarter: 2nd Quarter 2010	0.00%
		The year-to-date return for the Fund as of March 31, 2013 is 0.00%.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2012
Touchstone Money Market Fund (Prospectus Summary) | Touchstone Money Market Fund | Touchstone Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.18%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.30%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	906
Annual Return 2003	rr_AnnualReturn2003	1.01%
Annual Return 2004	rr_AnnualReturn2004	1.35%
Annual Return 2005	rr_AnnualReturn2005	3.16%
Annual Return 2006	rr_AnnualReturn2006	4.94%
Annual Return 2007	rr_AnnualReturn2007	5.17%
Annual Return 2008	rr_AnnualReturn2008	2.99%
Annual Return 2009	rr_AnnualReturn2009	0.88%
Annual Return 2010	rr_AnnualReturn2010	0.19%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Touchstone Money Market Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.95%

[1]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75%. This expense limitation will remain in effect until at least April 29, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.
[2]	The Total Annual Fund Operating Expenses does not correlate to the ratio of net expenses to average net assets shown in the annual report due to a voluntary fee waiver. During the last fiscal year, Touchstone Advisors waived fees or reimbursed certain Fund expenses. Due to the voluntary fee waivers, the Fund's actual ratio of net expenses to average net assets was 0.37%.